9. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

On March 29, 2019, the Company entered into an unsecured convertible promissory note, with a principal amount of $250,000. In April 2019, the Company received net cash proceeds of $200,000 after an original issue discount of $50,000. The convertible note bears interest at 8% and matures on September 30, 2019, with interest accruing at a rate of 22% if the Company is in default. Beginning at the issuance of the note, the holder may convert the note at any time through the maturity date into shares of common stock, to the extent and provided that no holder of these notes was or will be permitted to convert such notes to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion. The conversion price is the lesser of $2 or 70% of the lowest trading price during the 30 trading days prior to the conversion date. On April 3, 2019, the Company issued 35,000 shares to this lender.

NOTE 9 – SUBSEQUENT EVENTS

On January 10, 2019, the Company entered into a convertible promissory note, with a principal amount of $126,000. The Company received net cash proceeds of $102,000 after an original issue discount of $21,000 and fees of $3,000. The convertible note bears interest at 8% and matures on January 10, 2020, with interest accruing at a rate of 22% if the Company is in default. Beginning six months after the issuance of the note, the holder may convert the note at any time through the maturity date into shares of common stock, to the extent and provided that no holder of these notes was or will be permitted to convert such notes to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion. The conversion price is determined based on 85% of the lowest trading price during the 15 trading days prior to the conversion date.

On February 7, 2019, the Company entered into a convertible promissory note, with a principal amount of $83,000. The Company received net cash proceeds of $80,000 after payment fees of $3,000. The convertible note bears interest at 8% and matures on February 7, 2020, with interest accruing at a rate of 22% if the Company is in default. Beginning six months after the issuance of the note, the holder may convert the note at any time through the maturity date into shares of common stock, to the extent and provided that no holder of these notes was or will be permitted to convert such notes to the extent that the holder or any of its affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion. The conversion price is determined based on 65% of the lowest trading price during the 15 trading days prior to the conversion date.

In January 2019, the Company entered into three agreements with contractors for services. The contractors may earn up to 377,500 shares depending on the completion of certain milestones and sales targets, through August 2019. Two contractors will also each receive $5,000 per month of cash compensation for a term of one year. The Company issued 2,500 shares related to one of these agreements in January 2019.

In February 2019, the Company entered into an agreement for advisory services, and issued 40,000 shares of common stock related to this agreement that vest equally over 12 months.

In February 2019, the Company entered into an agreement for marketing services, and issued 10,000 shares of common stock as compensation under the agreement.

In March 2019, the Company entered into an agreement for consulting services, and issued 125,000 shares of common stock under the agreement.

The Company issued a total of 330,000 shares of common stock for quarterly issuances related to advisory agreements entered into during the year ended December 31, 2018.